Summary of Significant Accounting Policies (Tables)	6 Months Ended	8 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Class A common stock subject to possible redemption
As of June 30, 2025 and December 31, 2024, the Class A ordinary shares subject to possible redemption reflected on the condensed balance sheets are reconciled in the following table:

Gross proceeds	$200,000,000
Less:
Fair value of public warrants at issuance	(18,460,769)
Ordinary share issuance costs	(1,208,380)
Plus:
Accretion of carrying value to redemption value	22,757,853

Class A ordinary shares subject to possible redemption, December 31, 2024	203,088,704
Plus:
Accretion of carrying value to redemption value - three months ended March 31, 2025	2,103,979
Accretion of carrying value to redemption value - three months ended June 30, 2025	2,130,352

Class A ordinary shares subject to possible redemption, June 30, 2025	$207,323,035

As of December 31, 2024, the Class A ordinary shares subject to possible redemption reflected on the balance sheet are reconciled in the following table:

As of December 31, 2024
Gross proceeds	$200,000,000
Less:
Fair value of public warrants at issuance	(18,460,769)
Ordinary share issuance costs	(1,208,380)
Plus:
Accretion of carrying value to redemption value	22,757,853

Class A ordinary shares subject to possible redemption	$203,088,704